FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
-------------------------------------
(Signature)

White Plains, New York
-------------------------------------
(City, State)

August 13, 2007
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $19,461 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 6/30/07                      Name of Reporting Managers: Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:          Item3:    Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class      CUSIP   Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Brunswick Corp                  COM        117043109      111      3,412  SH          Sole                3,412
Brunswick Corp                  COM        117043909      111        664  SH  Calls   Sole                  664
CVS/Caremark Corp               COM        126650100     1784     48,933  SH          Sole               48,933
Charter Communications Inc D    CL A       16117M107      993    245,260  SH          Sole              245,260
Constar International Inc New   COM        21036U107      623    101,291  SH          Sole              101,291
Domtar Corporation              COM        257559104     1234    110,587  SH          Sole              110,587
Ford Motor Co                 COM Par      345370860      565     60,000  SH          Sole               60,000
Georgia Gulf                    COM        373200953      129        717  SH  Puts    Sole                  717
Goodyear Tire & Rubber Co.      COM        382550101     1742     50,106  SH          Sole               50,106
Hayz Lemmerz Intl             COM New      420781304     1910    356,982  SH          Sole              356,982
IShares Russell 2000            COM        464286953      263      1,182  SH  Puts    Sole                1,182
IShares Russell 2000            COM        464286953      108        411  SH  Puts    Sole                  411
Lyondell Chemical Co            COM        552078107      278      7,500  SH          Sole                7,500
Movie Gallery                   COM        624581104      112     59,197  SH          Sole               59,197
Nalco Holdings                  COM        62985Q101     1827     66,551  SH          Sole               66,551
Norfolk Southern Corporation    COM        655844108     1705     32,428  SH          Sole               32,428
Northwest Airlines Corp         COM        667280408      911     41,033  SH          Sole               41,033
Orbcomm Inc                     COM        68555P100     1140     69,490  SH          Sole               69,490
Orbcomm Inc                     COM        68555P900      194        861  SH  Calls   Sole                  861
Sally Beauty Holdings           COM        79546E904       51        704  SH  Calls   Sole                  704
Tenneco                         COM        880349105     1280     36,527  SH          Sole               36,527
Tenneco                         COM        880349905      115        268  SH  Calls   Sole                  268
Time Warner Cable               CL A       88732J108     2212     56,481  SH          Sole               56,481
UAL Corp                        COM        902549957       63        425  SH  Puts    Sole                  425


                                      Value Total:     19,461

                                       Entry Total:        24
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